Share Capital - Schedule of Share Capital (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2018 shares
Disclosure of classes of share capital [line items]
Share issued	182,716
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held	38,597
Employees [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Share issued	182,716